Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

	Years ended December 31,
	2015	2014	2013
	(In thousands)
Income (loss) from continuing operations before taxes:
United States operations	$(6,924)	$14,042	$31,678
Foreign operations	46,864	67,504	95,371

Income from continuing operations before taxes	$39,940	$81,546	$127,049

Income tax expense (benefit):
Currently payable
United States federal	$—	$6,701	$(4,493)
United States state and local	1,789	1,617	(26)
Foreign	17,317	16,592	21,377

	19,106	24,910	16,858
Deferred
United States federal	(23,709)	(9,662)	3,575
United States state and local	(2,257)	(746)	1,593
Foreign	(19,708)	(7,388)	289

	(45,674)	(17,796)	5,457

Income tax expense (benefit)	$(26,568)	$7,114	$22,315

Effective Income Tax Rate Reconciliation from Continuing Operations

	Years Ended December 31,
	2015	2014	2013
Effective income tax rate reconciliation from continuing operations:
United States federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes	(2.6%)	0.8%	1.5%
Impact of change in tax contingencies	(4.2%)	(7.1%)	3.8%
Foreign income tax rate differences	(8.4%)	(17.6%)	(12.1%)
Impact of change in deferred tax asset valuation allowance	(28.6%)	4.7%	(0.6%)
Domestic permanent differences & tax credits	(57.7%)	(7.1%)	(10.0%)

	(66.5%)	8.7%	17.6%

Components of Deferred Income Tax Balances

	December 31,
	2015	2014
	(In thousands)
Components of deferred income tax balances:
Deferred income tax liabilities:
Plant, equipment, and intangibles	$(203,736)	$(90,413)
Deferred income tax assets:
Postretirement, pensions, and stock compensation	32,831	34,656
Reserves and accruals	44,345	44,809
Net operating loss and tax credit carryforwards	231,892	217,902
Valuation allowances	(117,071)	(157,317)

	191,997	140,050

Net deferred income tax asset (liability)	$(11,739)	$49,637

Summary of Net Operating Loss Carryforwards

The following tables summarize our net operating loss carryforwards and tax credit carryforwards as of December 31, 2015 by jurisdiction:

Net Operating Loss Carryforwards
(In thousands)
France	$244,105
United States - various states	202,985
Germany	63,576
Netherlands	24,583
Japan	24,412
Australia	13,027
Other	33,913

Total	$606,601

Summary of Tax Credit Carryforwards
Tax Credit Carryforwards
(In thousands)
United States	$68,189
Canada	17,679

Total	$85,868

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2015	2014
	(In thousands)
Balance at beginning of year	$10,057	$18,639
Additions based on tax positions related to the current year	544	663
Additions for tax positions of prior years	638	73
Reductions for tax positions of prior years - Settlement	(3,765)	(7,907)
Reduction for tax positions of prior years - Statute of limitations	(181)	(1,411)

Balance at end of year	$7,293	$10,057